Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense
Net earnings before income taxes for the year ended December 31, 2023 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense for the year ended December 31, 2023 related only to foreign jurisdictions and consists of the following:

	2023
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$9.1	$9.1
Deferred tax
Deferred tax expense	—	(0.8)	(0.8)

Total tax expense	$—	$8.3	$8.3

	2022
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$2.5	$2.5
Deferred tax
Deferred tax expense	—	(0.1)	(0.1)

Total tax expense	$—	$2.4	$2.4

Schedule of Reconciliation between Effective Tax Rate

	2023	2022
Computed “Expected” tax expense:
Computed tax expense on income from continuing operations	$96.6	$118.7
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(99.6)	(109.5)
Change in valuation allowance	(4.5)	23.2
Change in current year uncertain tax positions	(4.6)	(1.9)
Change in tax law	(0.5)	2.5
Foreign rate differential	1.5	(2.6)
Withholding taxes	(1.0)	(1.1)
Other, net	20.4	(26.9)
	$8.3	$2.4

Schedule of Deferred Tax Assets and Liabilities
The deferred tax assets and liabilities were as follows for the year ended December 31, 2023 and December 31, 2022:

Deferred tax assets	2023	2022
Decommission provisions	$0.8	$0.5
Property, plant and equipment	—	—
Reserves and accrued expenses	28.6	40.5
Tax losses carried forward	143.5	122.1
Interest allowance	35.0	36.1
Deferred revenue	0.7	0.7
Valuation allowance	(180.0)	(184.4)
	$28.6	$15.5

Deferred tax liabilities	2023	2022
Deferred job costs	$(3.3)	$(0.7)
Accelerated asset costs	(2.0)	(1.4)
Inflation adjustment	—	—
Depreciation	(17.7)	(8.8)
Other timing differences	(6.6)	(6.4)
	$(29.6)	$(17.3)

Net deferred tax liability	$(1.0)	$(1.8)

Summary of Unrecognized Tax Benefits
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	2023	2022
Opening balance as at January 1,	$80.3	$96.4
(Decrease) Increase in unrecognized tax benefit	1.7	(16.1)
Ending balance as at December 31,	$82.0	$80.3